Post-Employment Benefits - Summary of Defined Benefit Plan Expense (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2022
Pension plan [member]
Disclosure of defined benefit plans [line items]
Current service cost	$ 53	$ 67	$ 66
Gain on settlements		1
Net interest (income) expense	(21)	(14)	(14)
Interest expense on effect of asset ceiling		1
Plan administration costs	2	2	2
Net defined benefit plan expense (income) recognized in net income	34	57	54
Other Post Employment Benefit Plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	1	2	2
Past service cost			(8)
Net interest (income) expense	6	5	5
Net defined benefit plan expense (income) recognized in net income	$ 7	$ 7	$ (1)